Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/2001
            Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one.):
                        [X] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management IV, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-10060
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

May 3, 2002
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None
                                                --------------

Form 13F Information Table Entry Total:         4
                                                --------------

Form 13F Information Table Value Total:         159,695
                                                --------------
                                                (thousands)

List of Other Included Managers:                NONE

                                                   FORM 13F INFORMATION TABLE



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
eLoyalty Corp.               Common     290151109         2,941        553,873  SH         Sole                  553,873    0      0
Expedia, Inc.                Common     302125109       143,488      3,533,313  SH         Sole                3,533,313    0      0
Peregrine Systems, Inc.      Common     71366Q101           580        39,130*  SH         Sole                  39,130*    0      0
Vastera, Inc.                Common     92239N109        12,686        763,775  SH         Sole                  763,775    0      0
                                            TOTAL       159,695


*includes 39,130 shares held in escrow